Reinsurance - Net Life Insurance in Force (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Direct life insurance in force	$ 116,515.7	$ 109,179.4	$ 86,142.8
Amounts assumed from other companies	188.4	188.1	187.0
Amounts ceded to other companies	(29,612.4)	(26,473.9)	(24,452.4)
Net life insurance in force	$ 87,091.7	$ 82,893.6	$ 61,877.4
Percentage of amount assumed to net	0.22%	0.23%	0.30%
Percentage of amount ceded to direct	25.41%	24.25%	28.39%